Revenue Classified by Geographical Area	12 Months Ended
Dec. 31, 2019
Revenue Classified by Geographical Area [Abstract]
REVENUE CLASSIFIED BY GEOGRAPHICAL AREA

NOTE 11 - rEVENUE CLASSIFIED BY GEOGRAPHICAL AREA:

	Year Ended December 31,
	2019	2018		2017
	(U.S. dollars in thousands)

Asia	$1,867	$495		$555
Latin America	-	-		754
Europe	-	11		210
Israel	18	33	*	1,325	*
Other	-	-		128
	$1,885	$539		$2,972

*	Sales in Israel during the years ended December 31, 2018 and 2017 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 6% and 45% of revenues during such periods, respectively.

The majority of the Company's revenues are project based.

Refer to Note 14 for revenues from the major customers during the years ended December 31, 2019, 2018 and 2017.